Investment in Equity Accounted Joint Ventures and Advances to Joint Venture - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended
	Oct. 31, 2014	Dec. 31, 2014	Jun. 30, 2013
Libra JV [Member]
Schedule of Equity Method Investments [Line Items]
Loan facility	$ 248.0
Loan facility, maturity date	Oct. 31, 2015
Percentage guaranteed, loan facility	50.00%
Advances to joint venture		$ 5.2
Libra JV [Member] | Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Marginal rate added for interest paid	2.00%
Libra JV [Member] | Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Marginal rate added for interest paid	2.65%
Odebrecht Oil And Gas Sa [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of interest in joint venture	50.00%
Odebrecht Oil And Gas Sa [Member] | FPSO Units [Member] | Teekay Corporation [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of interest in joint venture			50.00%